Concentration	6 Months Ended
Jun. 30, 2026
Concentration [Abstract]
CONCENTRATION
17.	CONCENTRATION

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

There was no single customer that accounted for over 10% of the Group’s accounts receivable as of June 30, 2026 and December 31, 2025.

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total revenue.

	For the six months ended June 30,
	2026	2025
Percentage of the Group’s total revenue
Customer A	96%	*
Customer B	*	47%
Customer C	*	39%
Total	96%	86%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchase.

	For the six months ended June 30,
	2026	2025
Percentage of the Group’s total purchase
Supplier A	23%	*
Supplier B	*	25%
Total	23%	25%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total accounts payable.

	As of June 30,	As of December 31,
	2026	2025
Percentage of the Group’s accounts payable
Supplier C	27%	31%
Supplier D	15%	14%
Supplier A	14%	12%
Supplier E	14%	16%
Total	70%	73%

*	Represent percentage less than 10%